Securities 5 (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Available For Sale Securities Backed By Guarantees [Line Items]
Available for sale securities - fair value	$ 114,258	$ 113,995
Available for sale securities - adjusted cost basis	$ 112,187	$ 112,660